Financial risk management (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management
Schedule of overview of financial instruments

	Measurement category	Carrying amount
		Year Ended December 31,
(in thousands of €)		2020	2019	2018
Financial assets — non-current	FVTPL	€5,140	€2,596	€1
Research and development incentive receivables — non-current	Amortised cost	16,840	8,566	4,883
Restricted cash — non-current	Amortised cost	1,243	630	251
Trade and other receivables	Amortised cost	5,687	28,115	2,886
Financial assets—current	FVTPL	635,359	1,004,539	283,529
Research and development incentive receivables — current	Amortised cost	377	261	301
Restricted cash — current	Amortised cost	—	—	1,692
Cash and bank balances	Amortised cost	242,161	103,731	63,589
Cash equivalents	FVTPL	699,447	—	—
Cash equivalents	Amortised cost	50,001	227,551	217,451
Trade and other payables	Amortised cost	224,262	85,301	37,072

Schedule of assets at fair value

	At December 31, 2020
(in thousands of €)	Level 1	Level 2	Level 3
Non-current financial assets	€—	€—	€5,140
Current financial assets	635,359	—	—
Cash Equivalents	699,447	—	—
Assets carried at fair value	€1,334,806	€—	€5,140

	At December 31, 2019
(in thousands of €)	Level 1	Level 2	Level 3
Non-current financial assets	€—	€—	€2,596
Current financial assets	1,004,539	—	—
Assets carried at fair value	€1,004,539	€—	€2,596

	At December 31, 2018
(in thousands of €)	Level 1	Level 2	Level 3
Non-current financial assets	€—	€—	€1
Current financial assets	283,529	—	—
Assets carried at fair value	€283,529	€—	€1

Schedule of net exposure exchange differences of the monetary assets

	At December 31,
(in thousands of €)	2020	2019	2018
USD	1,053,803	821,916	312,831
JPY	215	488	—
GBP	39	4	2
CHF	94	1	4